Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expense (Details) - Dec. 31, 2020	CNY (¥)	USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2021	¥ 5,183,779	$ 794,449
2022	5,231,146	801,708
2023	4,852,963	743,749
2024	4,718,766	723,183
2025	4,292,118	657,796
Thereafter	¥ 23,934,301	$ 3,668,092